Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
INVESTOR CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent	17.48%	12.37%	8.01%
CLASS C
Average Annual Return [Line Items]
Average Annual Return, Percent	16.52%	11.52%	7.21%
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%	12.64%	8.28%
Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.80%)	3.39%	8.60%
Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	4.84%	9.53%
Without Sales Load [Member] | Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%	4.56%	9.22%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.62%	9.48%	10.63%
Russell Mid Cap Class C [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.62%	9.48%	10.63%
Russell Mid Cap Instl [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.62%	9.48%	10.63%
HFRX Event Driven Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%	3.06%	1.00%
H F R X Event Driven Instl [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%	3.06%	1.00%